Employee benefits (Details 1) - Parent Company Gratuity plan [member] - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 4,965	₨ 3,863	₨ 3,404
Fair value of plan assets	(4,981)	(3,339)
Net defined benefit liability recognized	₨ (16)	₨ 524